COMMITMENTS AND CONTINCENGIES (Tables)	6 Months Ended
Apr. 30, 2022
COMMITMENTS AND CONTINCENGIES
Schedule of supplemental cash flow information related to leases

	Six Months Ended April 30,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating lease	$153,206	$60,889
Right-of-use assets obtained in exchange for lease obligation:
Operating lease	$274,531	$74,234

Schedule of lease term and discount rate

The following table summarizes the lease term and discount rate for the Company’s operating lease as of April 30, 2022:

Operating Lease
Weighted average remaining lease term (in years)	1.36
Weighted average discount rate	4.75%

Schedule of maturity of lease liabilities

For the Twelve-month Period Ending April 30:	Operating Lease
2023	$355,955
2024	107,796
2025 and thereafter	—
Total lease payments	463,751
Amount of lease payments representing interest	(13,653)
Total present value of operating lease liabilities	$450,098

Current portion	$343,547
Long-term portion	106,551
Total	$450,098